7. CONVERTIBLE PREFERRED STOCK (Details Narrative) (Annual Report, USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2008
Annual Report
Reverse stock split conversion ratio, number of preferred shares issued in exchange for shares outstanding			0.01
Preferred stock shares issued	1,489,647		7,171,725
Preferred stock shares issued	2,989,647	1,489,647	89,647
Preferred stock issued for services, notes and loans payable and accrued interest, shares		1,400,000
Loans from stockholders paid with preferred stock		$ 64,000
Services paid with preferred stock	44,297
Other services paid with preferred stock		34,000
Preferred shares issed in payment of services and accounts payable, shares	1,500,000
Deferred and current compensation paid with preferred stock	$ 161,463
Description of liquidation preference, Series A preferred stock	Each share of Series A Preferred Stock has a liquidation preference, in the event of liquidation of the corporation, of $0.01 per share before any payment or distribution is made to the holders of common stock.
Terms of conversion, initial issuance of Series A preferred stock	Effective in 2010 the initial issuance of preferred of Series A Preferred can be converted into common stock in the ratio of 15:1.